Note 6 - Exploration and Evaluation Assets - Assets on Project (Details) - CAD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 56,788	$ 54,475	$ 55,885
La Mina project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	14,326	13,650
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	12,027	11,460
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	7,090	7,147
Crucero project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	7,056	6,723
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	6,086	5,351
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	5,128	4,509
Surubim gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,989	1,749
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,668	1,462
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	984	937
Batistão gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	230	203
Montes Áureos and trinta project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	176	154
Rea uranium project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	28	28
Almaden gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 0	$ 1,102